9. SHARE CAPITAL (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Net income (loss) for the year	$ (283,101)	$ (2,798,169)	$ (1,856,790)
Weighted average common stock basic	87,191,251	80,057,824	71,340,773
Effect of options	0	0	0
Effect of warrants	0	0	0
Diluted	87,191,251	80,057,824	71,340,773